[STRONG LOGO]

RECENT PROSPECTUS UPDATE

PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS. THE DATE OF THIS PROSPECTUS SUPPLEMENT IS JULY 31, 2001. IF YOU HAVE ANY QUESTIONS, PLEASE CALL US, DAY OR NIGHT, AT 1-800-368-3863, 24 HOURS A DAY, 7 DAYS A WEEK.


THE STRONG ADVANTAGE FUNDS - ADVISOR CLASS                    STRONG GROWTH AND INCOME FUND - INSTITUTIONAL CLASS
Strong Advantage Fund
Strong Municipal Advantage Fund                               STRONG HERITAGE MONEY FUND - ADVISOR CLASS

STRONG ADVISOR BOND FUND - INSTITUTIONAL CLASS                THE STRONG INCOME FUNDS - ADVISOR CLASS
                                                              Strong Corporate Bond Fund
THE STRONG ADVISOR EQUITY FUNDS - CLASSES A, B, C, AND L      Strong Government Securities Fund
Strong Advisor Common Stock Fund                              Strong High-Yield Bond Fund
Strong Advisor Endeavor 20 Fund                               Strong Short-Term Bond Fund
Strong Advisor Focus Fund                                     Strong Short-Term High Yield Bond Fund
Strong Advisor Mid Cap Growth Fund
Strong Advisor Small Cap Value Fund                           THE STRONG INCOME FUNDS - INSTITUTIONAL CLASS
Strong Advisor Technology Fund                                Strong Corporate Bond Fund
Strong Advisor U.S. Value Fund                                Strong Government Securities Fund
                                                              Strong Short-Term Bond Fund
THE STRONG  ADVISOR  INCOME FUNDS - CLASSES A, B, C, AND L
Strong  Advisor  Aggressive  High-Yield  Bond Fund            THE STRONG MUNICIPAL INCOME FUNDS - ADVISOR  CLASS
Strong Advisor Bond Fund                                      Strong High-Yield Municipal Bond Fund
Strong Advisor Short Duration Bond Fund                       Strong Municipal Bond Fund
                                                              Strong Short-Term High Yield Municipal Fund
THE STRONG CASH MANAGEMENT FUNDS - INSTITUTIONAL CLASS        Strong Short-Term Municipal Bond Fund
Strong Heritage Money Fund
Strong Advantage Fund                                         THE STRONG MUNICIPAL INCOME FUNDS - INSTITUTIONAL CLASS
Strong Municipal Advantage Fund                               Strong Municipal Bond Fund
                                                              Strong Short-Term Municipal Bond Fund
THE STRONG GROWTH AND INCOME FUNDS - ADVISOR CLASS
Strong Blue Chip Fund (FORMERLY, STRONG BLUE CHIP 100 FUND)
Strong Growth and Income Fund

SUPPLEMENT TO PROSPECTUSES DATED MARCH 1, 2001.

THE STRONG EQUITY FUNDS - ADVISOR CLASS                       STRONG GROWTH FUND - INSTITUTIONAL CLASS
---------------------------------------                       ----------------------------------------
Strong Enterprise Fund
Strong Growth Fund
Strong Growth 20 Fund
Strong Opportunity Fund

SUPPLEMENT TO PROSPECTUSES DATED MAY 1, 2001

SHAREHOLDER MEETING

On July 20, 2001, each Fund's shareholders, except the Strong Government Securities Fund, re-elected the following members of the Board of Directors:
Richard S. Strong, Willie D. Davis, William F. Vogt, Marvin E. Nevins, Stanley Kritzik, and Neal Malicky. Shareholders also approved a revised investment advisory agreement with Strong Capital Management, Inc. In addition, shareholders ratified the selection of PricewaterhouseCoopers LLP as the independent auditors of the Fund.

On July 20, 2001, the shareholder meeting for the Strong Government Securities Fund was adjourned until July 30, 2001.

                                                        (CONTINUED ON NEXT PAGE)

ANNUAL FUND OPERATING EXPENSES
The Annual Fund Operating Expenses table and the Example in the following Funds' prospectuses is deleted and replaced with the following:

THE STRONG ADVISOR EQUITY FUNDS - CLASSES A, B, C, AND L
--------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

------------------------------- -------------------- ---------------------- -------------------- ---------------------
                                                      12B-1 DISTRIBUTION                          TOTAL ANNUAL FUND
FUND / SHARE CLASS                MANAGEMENT FEES      AND SERVICE FEES       OTHER EXPENSES      OPERATING EXPENSES
------------------------------- -------------------- ---------------------- -------------------- ---------------------
------------------------------- -------------------- ---------------------- -------------------- ---------------------
ADVISOR COMMON STOCK
Class A                                0.75%                 0.25%                 0.57%                1.57%
Class B                                0.75%                 1.00%               0.53%(1)               2.28%
Class C                                0.75%                 1.00%               0.55%(1)               2.30%
Class L                                0.75%                 0.75%               0.55%(1)               2.05%
------------------------------- -------------------- ---------------------- -------------------- ---------------------
------------------------------- -------------------- ---------------------- -------------------- ---------------------
ADVISOR ENDEAVOR 20(2)
Class A                                0.75%                 0.25%                 0.81%                1.81%
Class B                                0.75%                 1.00%                 0.81%                2.56%
Class C                                0.75%                 1.00%                 0.81%                2.56%
Class L                                0.75%                 0.75%                 0.81%                2.31%
------------------------------- -------------------- ---------------------- -------------------- ---------------------
------------------------------- -------------------- ---------------------- -------------------- ---------------------
ADVISOR FOCUS(2)
Class A                                0.75%                 0.25%                 0.67%                1.67%
Class B                                0.75%                 1.00%                 0.67%                2.42%
Class C                                0.75%                 1.00%                 0.67%                2.42%
Class L                                0.75%                 0.75%                 0.67%                2.17%
------------------------------- -------------------- ---------------------- -------------------- ---------------------
------------------------------- -------------------- ---------------------- -------------------- ---------------------
ADVISOR MID CAP GROWTH
Class A                                0.75%                 0.25%                 0.71%                1.71%
Class B                                0.75%                 1.00%               0.62%(1)               2.37%
Class C                                0.75%                 1.00%               0.62%(1)               2.37%
Class L                                0.75%                 0.75%               0.62%(1)               2.12%
------------------------------- -------------------- ---------------------- -------------------- ---------------------
------------------------------- -------------------- ---------------------- -------------------- ---------------------
ADVISOR SMALL CAP VALUE
Class A                                0.75%                 0.25%                 0.64%                1.64%
Class B                                0.75%                 1.00%               0.38%(1)               2.13%
Class C                                0.75%                 1.00%               0.41%(1)               2.16%
Class L                                0.75%                 0.75%               0.59%(1)               2.09%
------------------------------- -------------------- ---------------------- -------------------- ---------------------
------------------------------- -------------------- ---------------------- -------------------- ---------------------
ADVISOR TECHNOLOGY(2)
Class A                                0.75%                 0.25%                 0.92%                1.92%
Class B                                0.75%                 1.00%                 0.92%                2.67%
Class C                                0.75%                 1.00%                 0.92%                2.67%
Class L                                0.75%                 0.75%                 0.92%                2.42%
------------------------------- -------------------- ---------------------- -------------------- ---------------------
------------------------------- -------------------- ---------------------- -------------------- ---------------------
ADVISOR U.S. VALUE
Class A                                0.55%                 0.25%                 0.58%                1.38%
Class B                                0.55%                 1.00%               0.58%(1)               2.13%
Class C                                0.55%                 1.00%               0.58%(1)               2.13%
Class L                                0.55%                 0.75%                 0.58%                1.88%
------------------------------- -------------------- ---------------------- -------------------- ---------------------

(1) OTHER EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.
(2) OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE: This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the funds and reinvest all dividends and distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------ ---------------- --------------- --------------- --------------
FUND / SHARE CLASS                                         1 YEAR          3 YEARS         5 YEARS        10 YEARS
------------------------------------------------------ ---------------- --------------- --------------- --------------
------------------------------------------------------ ---------------- --------------- --------------- --------------
ADVISOR COMMON STOCK
Class A                                                     $726            $1,042          $1,381         $2,335
Class B (if you redeem your shares)                         $745            $1,146          $1,449         $2,615
Class B (if you do NOT redeem your shares)                  $231             $712           $1,220         $2,615
                   ---
Class C (if you redeem your shares)                         $336             $712           $1,220         $2,615
Class C (if you do NOT redeem your shares)                  $233             $712           $1,220         $2,615
                   ---
Class L (if you redeem your shares)                         $408             $736           $1,192         $2,455
Class L (if you do NOT redeem your shares)                  $306             $736           $1,192         $2,455
                   ---
------------------------------------------------------ ---------------- --------------- --------------- --------------
------------------------------------------------------ ---------------- --------------- --------------- --------------
ADVISOR ENDEAVOR 20
Class A                                                     $748            $1,112          $1,499         $2,579
Class B (if you redeem your shares)                         $771            $1,226          $1,586         $2,895
Class B (if you do NOT redeem your shares)                  $259             $796           $1,360         $2,895
                   ---
Class C (if you redeem your shares)                         $362             $796           $1,360         $2,895
Class C (if you do NOT redeem your shares)                  $259             $796           $1,360         $2,895
                   ---
Class L (if you redeem your shares)                         $433             $814           $1,323         $2,719
Class L (if you do NOT redeem your shares)                  $332             $814           $1,323         $2,719
                   ---
------------------------------------------------------ ---------------- --------------- --------------- --------------
------------------------------------------------------ ---------------- --------------- --------------- --------------
ADVISOR FOCUS
Class A                                                     $735            $1,071          $1,430         $2,438
Class B (if you redeem your shares)                         $758            $1,186          $1,518         $2,756
Class B (if you do NOT redeem your shares)                  $245             $755           $1,291         $2,756
                   ---
Class C (if you redeem your shares)                         $348             $755           $1,291         $2,756
Class C (if you do NOT redeem your shares)                  $245             $755           $1,291         $2,756
                   ---
Class L (if you redeem your shares)                         $420             $772           $1,253         $2,578
Class L (if you do NOT redeem your shares)                  $318             $772           $1,253         $2,578
                   ---
------------------------------------------------------ ---------------- --------------- --------------- --------------
------------------------------------------------------ ---------------- --------------- --------------- --------------
ADVISOR MID CAP GROWTH
Class A                                                     $739            $1,083          $1,450         $2,478
Class B (if you redeem your shares)                         $753            $1,172          $1,493         $2,706
Class B (if you do NOT redeem your shares)                  $240             $739           $1,265         $2,706
                   ---
Class C (if you redeem your shares)                         $343             $739           $1,265         $2,706
Class C (if you do NOT redeem your shares)                  $240             $739           $1,265         $2,706
                   ---
Class L (if you redeem your shares)                         $415             $757           $1,228         $2,527
Class L (if you do NOT redeem your shares)                  $313             $757           $1,228         $2,527
                   ---
------------------------------------------------------ ---------------- --------------- --------------- --------------
------------------------------------------------------ ---------------- --------------- --------------- --------------
ADVISOR SMALL CAP VALUE
Class A                                                     $732            $1,063          $1,415         $2,407
Class B (if you redeem your shares)                         $730            $1,102          $1,374         $2,462
Class B (if you do NOT redeem your shares)                  $216             $667           $1,144         $2,462
                   ---
Class C (if you redeem your shares)                         $322             $667           $1,144         $2,462
Class C (if you do NOT redeem your shares)                  $219             $667           $1,144         $2,462
                   ---
Class L (if you redeem your shares)                         $412             $748           $1,212         $2,497
Class L (if you do NOT redeem your shares)                  $310             $748           $1,212         $2,497
                   ---
------------------------------------------------------ ---------------- --------------- --------------- --------------
------------------------------------------------------ ---------------- --------------- --------------- --------------
ADVISOR TECHNOLOGY
Class A                                                     $759            $1,143          $1,552         $2,689
Class B (if you redeem your shares)                         $782            $1,258          $1,639         $3,003
Class B (if you do NOT redeem your shares)                  $270             $829           $1,415         $3,003
                   ---
Class C (if you redeem your shares)                         $372             $829           $1,415         $3,003
Class C (if you do NOT redeem your shares)                  $270             $829           $1,415         $3,003
                   ---
Class L (if you redeem your shares)                         $444             $847           $1,378         $2,829
Class L (if you do NOT redeem your shares)                  $343             $847           $1,378         $2,829
                   ---
------------------------------------------------------ ---------------- --------------- --------------- --------------
------------------------------------------------------ ---------------- --------------- --------------- --------------
ADVISOR U.S. VALUE
Class A                                                     $707             $987           $1,287         $2,137
Class B (if you redeem your shares)                         $730            $1,102          $1,374         $2,462
Class B (if you do NOT redeem your shares)                  $216             $667           $1,144         $2,462
                   ---
Class C (if you redeem your shares)                         $319             $667           $1,144         $2,462
Class C (if you do NOT redeem your shares)                  $216             $667           $1,144         $2,462
                   ---
Class L (if you redeem your shares)                         $403             $685           $1,106         $2,279
Class L (if you do NOT redeem your shares)                  $289             $685           $1,106         $2,279
                   ---
------------------------------------------------------ ---------------- --------------- --------------- --------------

                                                        (CONTINUED ON NEXT PAGE)

THE STRONG ADVISOR INCOME FUNDS - CLASSES A, B, C, AND L
--------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

                                         MANAGEMENT    12B-1 DISTRIBUTION                         TOTAL ANNUAL FUND
FUND / SHARE  CLASS                         FEES        AND SERVICE FEES     OTHER EXPENSES(1)    OPERATING EXPENSES
--------------------------------------- -------------- -------------------- -------------------- ---------------------
ADVISOR AGGRESSIVE HIGH-YIELD BOND
Class A
Class B                                     0.50%             0.25%                0.91%               1.66%(2)
Class C                                     0.50%             1.00%                0.91%                2.41%
Class L                                     0.50%             1.00%                0.91%                2.41%
                                            0.50%             0.75%                0.91%                2.16%
--------------------------------------- -------------- -------------------- -------------------- ---------------------
ADVISOR BOND
Class A                                     0.23%             0.25%                1.14%               1.62%(2)
Class B                                     0.23%             1.00%                0.52%               1.75%
Class C                                     0.23%             1.00%                0.52%               1.75%
Class L                                     0.23%             0.75%                0.52%               1.50%
--------------------------------------- -------------- -------------------- -------------------- ---------------------
ADVISOR SHORT DURATION BOND
Class A                                    0.375%             0.25%                0.67%               1.29%(2)
Class B                                    0.375%             1.00%              0.67%(3)              2.04%
Class C                                    0.375%             1.00%              0.67%(3)              2.04%
Class L                                    0.375%             0.75%                0.67%               1.79%
--------------------------------------- -------------- -------------------- -------------------- ---------------------

(1) OTHER EXPENSES, EXCEPT FOR THE CLASS A SHARES OF THE ADVISOR BOND FUND, ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
(2) TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT REFLECT OUR WAIVER OF MANAGEMENT FEES AND/OR OTHER ABSORPTIONS. WITH WAIVERS AND/OR ABSORPTIONS, THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE CLASS A SHARES OF THE ADVISOR AGGRESSIVE HIGH-YIELD BOND FUND, ADVISOR BOND FUND, AND ADVISOR SHORT DURATION BOND FUND WOULD BE 1.13%. WE CAN TERMINATE WAIVERS AND ABSORPTIONS FOR THESE FUNDS AT ANY TIME.
(3) OTHER EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

EXAMPLE: This example is intended to help you compare the cost of investing in the funds, before fee waivers and expense absorptions, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in the example. The example assumes that you invest $10,000 in the funds and reinvest all dividends and distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND / SHARE CLASS                                                1 YEAR        3 YEARS       5 YEARS      10 YEARS
--------------------------------------------------------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------
ADVISOR AGGRESSIVE HIGH-YIELD BOND
Class A                                                            $611          $ 950         $1,312       $2,327
Class B (if you redeem your shares)                                $757         $1,183         $1,513       $2,746
Class B (if you do NOT redeem your shares)                         $244          $ 751         $1,285       $2,746
                   ---
Class C (if you redeem your shares)                                $347          $ 751         $1,285       $2,746
Class C (if you do NOT redeem your shares)                         $244          $ 751         $1,285       $2,746
                   ---
Class L (if you redeem your shares)                                $419          $ 769         $1,248       $2,568
Class L (if you do NOT redeem your shares)                         $317          $ 769         $1,248       $2,568
                   ---
-------------------------------------------------------------- ------------- -------------- ------------- ------------
ADVISOR BOND
Class A                                                            $607          $938          $1,292       $2,285
Class B (if you redeem your shares)                                $694          $991          $1,184       $2,062
Class B (if you do NOT redeem your shares)                         $178          $551          $ 949        $2,062
                   ---
Class C (if you redeem your shares)                                $281          $551          $ 949        $2,062
Class C (if you do NOT redeem your shares)                         $178          $551          $ 949        $2,062
                   ---
Class L (if you redeem your shares)                                $354          $569          $ 910        $1,873
Class L (if you do NOT redeem your shares)                         $251          $569          $ 910        $1,873
                   ---
--------------------------------------------------------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------
ADVISOR SHORT DURATION BOND
Class A                                                            $353          $ 625         $ 917        $1,746
Class B (if you redeem your shares)                                $722         $1,076         $1,330       $2,369
Class B (if you do NOT redeem your shares)                         $207          $ 640         $1,098       $2,369
                   ---
Class C (if you redeem your shares)                                $310          $ 640         $1,098       $2,369
Class C (if you do NOT redeem your shares)                         $207          $ 640         $1,098       $2,369
                   ---
Class L (if you redeem your shares)                                $382          $ 658         $1,060       $2,184
Class L (if you do NOT redeem your shares)                         $280          $ 658         $1,060       $2,184
                   ---
-------------------------------------------------------------- ------------- -------------- ------------- ------------

THE STRONG GROWTH AND INCOME FUNDS - ADVISOR CLASS

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

                                                                                         TOTAL ANNUAL FUND
FUND                   MANAGEMENT FEES       12B-1 FEES                OTHER             OPERATING EXPENSES
                                                                       EXPENSES(1)
---------------------- --------------------- ------------------------- ----------------- ----------------------
Blue Chip              0.50%                 0.25%                     0.66%             1.41%
Growth and Income      0.55%                 0.25%                     0.61%             1.41%

(1)OTHER EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

EXAMPLE: This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the funds and reinvest all dividends and distributions for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FUND                                 1 YEAR             3 YEARS            5 YEARS        10 YEARS
------------------------------------ ------------------ ------------------ -------------- -------------------
Blue Chip                            $144               $446               $771           $1,691
Growth and Income                    $144               $446               $771           $1,691

THE STRONG INCOME FUNDS - ADVISOR CLASS

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

                                MANAGEMENT FEES                   OTHER EXPENSES    TOTAL ANNUAL FUND
FUND                                              12B-1 FEES                        OPERATING EXPENSES
------------------------------- ----------------- --------------- ----------------- ----------------------
Corporate Bond                  0.375%            0.25%           0.53%             1.15%(1)
Government Securities           0.35%             0.25%           1.33%             1.93%(1)
High-Yield Bond                 0.375%            0.25%           0.55%             1.17%(1)
Short-Term Bond                 0.375%            0.25%           2.32%             2.94%(2)
Short-Term High Yield Bond      0.375%            0.25%           0.54%             1.16%(1)

(1) TOTAL OPERATING EXPENSES DO NOT REFLECT OUR WAIVER OF MANAGEMENT FEES AND/OR ABSORPTIONS. WITH WAIVERS AND/OR ABSORPTIONS, THE TOTAL ANNUAL OPERATING
EXPENSES FOR THE CORPORATE BOND FUND, GOVERNMENT SECURITIES FUND, HIGH-YIELD BOND FUND, SHORT-TERM BOND FUND, AND SHORT-TERM HIGH YIELD BOND FUND WERE 1.10%, 1.12%, 1.12%, 1.11%, AND 1.12%, RESPECTIVELY. WE CAN TERMINATE WAIVERS AND ABSORPTIONS FOR THESE FUNDS AT ANY TIME.
(2) OTHER EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES. TOTAL ANNUAL FUND OPERATING EXPENSES, AS RESTATED, DO NOT REFLECT OUR WAIVER OF MANAGEMENT FEES AND/OR ABSORPTIONS. WITH WAIVERS AND/OR ABSORPTIONS, THE RESTATED TOTAL EXPENSES FOR THE SHORT-TERM BOND FUND WERE 2.00%. WE CAN TERMINATE WAIVERS AND ABSORPTIONS FOR THIS FUND AT ANY TIME.

EXAMPLE: This example is intended to help you compare the cost of investing in the funds, before fee waivers and expense absorptions, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the funds and reinvest all dividends and distributions for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                     1 YEAR           3 YEARS           5 YEARS          10 YEARS
---------------------------------------- ---------------- ----------------- ---------------- ----------------
Corporate Bond                           $117             $365              $633             $1,398
Government Securities                    $196             $606              $1,042           $2,254
High-Yield Bond                          $119             $372              $644             $1,420
Short-Term Bond                          $297             $910              $1,548           $3,261
Short-Term High Yield Bond               $118             $368              $638             $1,409

THE STRONG EQUITY FUNDS - ADVISOR CLASS

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF  AVERAGE NET ASSETS)

                          MANAGEMENT                                    OTHER                  TOTAL ANNUAL FUND
FUND                      FEES                   12B-1 FEES             EXPENSES(1)            OPERATING EXPENSES
------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Enterprise                0.75%                  0.25%                  3.76%                  4.76%(2)
Growth                    0.75%                  0.25%                  1.15%                  2.15%(2)
Growth 20                 0.75%                  0.25%                  1.41%                  2.41%(2)
Opportunity               0.75%                  0.25%                  0.63%                  1.63%

(1)OTHER EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.
(1)TOTAL ANNUAL FUND OPERATING EXPENSES, AS RESTATED, DO NOT REFLECT OUR WAIVERS OF MANAGEMENT FEES AND/OR ABSORPTIONS. WITH WAVERS AND/OR ABSORPTIONS, THE RESTATED TOTAL EXPENSES FOR THE ENTERPRISE FUND, GROWTH FUND, AND GROWTH 20 FUND WERE 2.00%. WE CAN TERMINATE WAIVERS AND ABSORPTIONS FOR THESE FUNDS AT ANYTIME.

                                                        (CONTINUED ON NEXT PAGE)

EXAMPLE: This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the funds and reinvest all dividends and distributions for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                 1 YEAR             3 YEARS            5 YEARS        10 YEARS
------------------------------------ ------------------ ------------------ -------------- -------------------
Enterprise                           $477               $1,433             $2,394         $4,818
Growth                               $218               $673               $1,154         $2,483
Growth 20                            $244               $751               $1,285         $2,746
Opportunity                          $166               $514               $887           $1,933

STRONG GOVERNMENT SECURITIES FUND

Effective July 31, 2001, Mr. Ashok Bhatia is co-manager of the Strong Government Securities Fund.

Ashok Bhatia co-manages the Strong Government Securities Fund. He has over 6 years of investment experience and is a Chartered Financial Analyst. Mr. Bhatia joined Strong as a fixed income research analyst in July 1999 and has co-managed the Strong Government Securities Fund since July 2001. From July 1993 to July 1995, Mr. Bhatia was an analyst at Morgan Stanley & Co., Inc. From August 1995 to August 1997, Mr. Bhatia was a Fixed Income Investments Group Associate at LaSalle Advisors Limited. Mr. Bhatia received his bachelor's degree in economics from the University of Michigan in 1993 and his master's of business administration in finance and economics from the University of Chicago Graduate School of Business in 1999.

THE STRONG INCOME FUNDS - ADVISOR CLASS
The following disclosure is revised under the heading, "What are the main risks of investing in the funds?"

FUND STRUCTURE
Each of the funds has adopted a multiple class plan. The CORPORATE BOND FUND, the GOVERNMENT SECURITIES FUND, the HIGH-YIELD BOND FUND, and the SHORT-TERM BOND FUND offer Investor Class shares, Advisor Class shares, and Institutional Class shares. The SHORT-TERM HIGH YIELD BOND FUND offers Investor Class shares and Advisor Class shares. Only the Advisor Class shares of each fund are offered in this prospectus. The principal differences between each of the classes of shares are that the Advisor Class shares are subject to distribution fees and expenses under a 12b-1 plan, and each class of shares is subject to different administrative and transfer agency fees and expenses. Because 12b-1 fees are paid out of the fund's assets on an ongoing basis, over time, these fees will increase the cost of an investment in Advisor Class shares and may cost more than paying other types of sales charges.

The following disclosure is revised under the heading, "Buying Shares."

MULTIPLE CLASS PLAN
Each fund has adopted a multiple class plan. The CORPORATE BOND FUND, the GOVERNMENT SECURITIES FUND, the HIGH-YIELD BOND FUND, and the SHORT-TERM BOND FUND offer Investor Class shares, Advisor Class shares, and Institutional Class shares, and the SHORT-TERM HIGH YIELD BOND FUND offers Investor Class shares and Advisor Class shares. Each class is offered at its net asset value and is subject to fees and expenses that may differ between classes. The principal differences between each of the classes of shares are that the Advisor Class shares are subject to distribution fees and expenses under a 12b-1 plan, and each class of shares is subject to different administrative and transfer agency fees and expenses.

STRONG HERITAGE MONEY FUND
The Same-day Dividend and Wire disclosure on pages 13-14 of the Advisor Class prospectus is revised as follows:

   SAME-DAY DIVIDEND AND WIRE
   You will earn a same-day dividend if you purchase shares and have, or with your purchase will have, at least $5 million invested in the fund and you have completed the appropriate application. The following rules also apply:

o Call 1-800-368-1683 before 3:00 p.m. Central Time and place an irrevocable purchase order.

o You must send the purchase price via federal funds wire, which must be received by State Street Bank and Trust Company by 5:00 p.m. Central Time. If you do not wire federal funds by this deadline, we may cancel the purchase order. If we do not cancel the order and the fund borrows an amount of money equal to your purchase price, you may be liable for any interest expense caused by the borrowing.

o    Wires should be sent to:

         State Street Bank and Trust Company
         2 Avenue de Lafayette - LLC 3W
         Boston, MA  02111
         ABA routing number: 011000028
         Account number: 37951001
         For further credit to: (insert your account number and registration)

o If you exchange into the HERITAGE MONEY FUND'S Advisor Class shares from another Strong Fund and you earn a dividend from the other Strong Fund on the day of exchange, you will not earn a same-day dividend from the HERITAGE MONEY FUND.

The Distribution Policy paragraph on page 14 of the Advisor Class prospectus is deleted and replaced with the following:

DISTRIBUTION POLICY

To the extent they are available, the fund generally pays you dividends from net investment income monthly and distributes any net capital gains that it realizes annually. Dividends are declared on each day NAV is calculated, except for bank holidays. The income declared daily as a dividend for Advisor Class shares of the fund is based on estimates of net investment income for the fund. The fund's actual income may differ from estimates, and the differences, if any, will be included in the calculation of subsequent dividends for the fund. Dividends earned on weekends, holidays, and days when the fund's NAV is not calculated are declared on the first day preceding these days that the fund's NAV is calculated. Unless you meet the requirements for the same-day dividend described above, your investment generally earns dividends from the first business day after we accept your purchase order. Please note, for purposes of determining when your investment begins earning dividends, purchase orders placed after the calculation of the fund's NAV each day are accepted the next business day.

The Same-day Dividend and Wire disclosure on page 20 of the Institutional Class prospectus is revised as follows:

   SAME-DAY DIVIDEND AND WIRE
   You will earn a same-day dividend if you purchase Institutional Class shares of the HERITAGE MONEY FUND, have, or with your purchase will have, at least $5 million invested in the HERITAGE MONEY FUND and you have completed the appropriate application. The following rules also apply:

o Call 1-800-733-2274 before 3:00 p.m. Central Time and place an irrevocable purchase order.

o You must send the purchase price via federal funds wire, which must be received by State Street Bank and Trust Company by 5:00 p.m. Central Time. If you do not wire federal funds by this deadline, we may cancel the purchase order. If we do not cancel the order and the fund borrows an amount of money equal to your purchase price, you may be liable for any interest expense caused by the borrowing.

o    Wires should be sent to:

         State Street Bank and Trust Company
         2 Avenue de Lafayette - LLC 3W
         Boston, MA  02111
         ABA routing number: 011000028
         Account number: 37951001
         For further credit to: (insert your account number and registration)

o If you exchange into the HERITAGE MONEY FUNd's Institutional Class shares from another Strong Fund and you earn a dividend from the other Strong Fund on the day of exchange, you will not earn a same-day dividend from the HERITAGE MONEY FUND.

The Distribution Policy paragraph on page 25 of the Institutional Class prospectus is deleted and replaced with the following:

DISTRIBUTION POLICY

To the extent they are available, each fund generally pays you dividends from net investment income monthly and distributes any net capital gains that it realizes annually. Dividends are declared on each day NAV is calculated, except for bank holidays. The income declared daily as a dividend for Institutional Class shares of the HERITAGE MONEY FUND is based on estimates of net investment income for that fund. The HERITAGE MONEY FUND'S actual income may differ from estimates, and the differences, if any, will be included in the calculation of subsequent dividends for that fund. Dividends earned on weekends, holidays, and days when the fund's NAV is not calculated are declared on the first day preceding these days that

                                                        (CONTINUED ON NEXT PAGE)
the fund's NAV is calculated. Except as disclosed above under "Buying Shares-Same-day Dividend and Wire," your investment generally earns dividends from the first business day after we accept your purchase order. Please note, for purposes of determining when your investment begins earning dividends, purchase orders placed after the calculation of the fund's NAV each day are accepted the next business day.

CLASS CLOSINGS
Effective April 6, 2001, the Advisor and Institutional Classes of the Strong High-Yield Municipal Bond, Strong Municipal Bond, Strong Short-Term High Yield Municipal, and Strong Short-Term Municipal Bond Funds were closed to new investors. After close of the market on May 11, 2001, for non-retirement accounts, and after close of the market on July 2, 2001, for retirement accounts, the Classes no longer accepted additional investments by current shareholders, except for reinvested dividends.

On July 27, 2001, the Board of Directors of the Strong High-Yield Municipal Bond Fund, Strong Municipal Bond Fund, Strong Short-Term High Yield Municipal Fund, and Strong Short-Term Municipal Bond Fund approved the following transactions:

o The redemption of the Institutional Class shares of the Strong Municipal Bond Fund and Strong Short-Term Municipal Bond Fund. In connection with the redemption, the funds' transfer agent will make a distribution to each Institutional Class shareholder of record on October 17, 2001 representing the total number of Institutional Class shares owned by each respective shareholder at the net asset value of the shares as of the close of the market on October 17, 2001. This redemption will be treated as a distribution or sale of shares for income tax purposes. Therefore, it is likely shareholders will recognize a capital gain or loss from the transaction.

o The redesignation and conversion of the Advisor Class shares of the Strong High-Yield Municipal Bond Fund, Strong Municipal Bond Fund, Strong Short-Term High Yield Municipal Fund, and Strong Short-Term Municipal Bond Fund into Investor Class shares of the same fund. As a result of the redesignation and conversion, each of these funds will terminate its participation in the Rule 12b-1 Plan currently applicable to its Advisor Class shares. The redesignation and conversion is not considered an exchange, or purchase and sale of shares, and therefore, generally should not result in a taxable event. The redesignation and conversion will take place on October 17, 2001.

These transactions were proposed by Strong and approved by the Board of Directors of each fund due in part to the current small asset size of the classes and the lack of asset growth and sales of the classes.

NAME CHANGE AND RELATED MATTERS (STRONG BLUE CHIP 100 FUND)
Effective May 1, 2001, the name of the Strong Blue Chip 100 Fund is the Strong Blue Chip Fund. In association with this change, the Fund's principal investment strategy in the Fund's prospectus, except for the paragraph describing the Fund's temporary defensive position, is deleted in its entirety and replaced with the following:

   The STRONG BLUE CHIP FUND invests, under normal conditions, 80% of its assets in well-known, established, large-capitalization companies. These blue chip stocks generally tend to pay higher dividends than medium- and small-capitalization stocks. The manager focuses on those companies that the fund's manager believes offer greater return potential. To a limited extent, the fund may also invest in dollar-denominated foreign securities. The manager may sell a holding when it no longer offers attractive growth prospects.

STRONG ADVISOR MID CAP GROWTH FUND-CHANGE IN DEFINITION OF "MEDIUM-CAPITALIZATION COMPANIES"
Effective April 6, 2001, the definition of "medium-capitalization companies" in the Strong Advisor Mid Cap Growth Fund's prospectuses changed from "companies with a market capitalization substantially similar to that of companies in the S&P MidCap 400 Index at the time of investment" to "companies whose market capitalization is substantially similar to that of companies in the Russell Midcap Index at the time of investment."

THE STRONG ADVISOR EQUITY FUNDS-PORTFOLIO MANAGER BIOGRAPHY
The biography for Ronald C. Ognar on pages 20 and 21 of the prospectus is deleted in its entirety and replaced with the following:

   RONALD C. OGNAR co-manages the ADVISOR FOCUS FUND and the ADVISOR MID CAP GROWTH FUND. He has over 30 years of investment experience and is a Chartered Financial Analyst. He joined Strong as a Portfolio Manager in April 1993 and has co-managed the ADVISOR FOCUS FUND since its inception in November 2000 and the ADVISOR MID CAP GROWTH FUND since February 1999. From 1991 to 1993, Mr. Ognar was a principal and Portfolio Manager with RCM Capital Management. From 1989 to 1991, he was a Portfolio Manager at Kemper Financial Services. Mr. Ognar began his investment career in 1968 at LaSalle National Bank after serving two years in the U.S. Army. He received his bachelor's degree in accounting from the University of Illinois in 1968.